Investment Held in Trust Account (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Investment Held in Trust Account (Details) [Line Items]
Investments maturity, Description	The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments.	The Company considers all investments with original maturities of more than three months but less than one year to be short-term investments.
Mutual Fund [Member]
Investment Held in Trust Account (Details) [Line Items]
Investment held in trust account	$ 29,851
US Treasury Securities [Member]
Investment Held in Trust Account (Details) [Line Items]
Investment held in trust account	$ 99,986,310	$ 99,986,310